Fair Value Measurements	12 Months Ended
Mar. 31, 2013
Fair Value Measurements

19.    Fair Value Measurements

Fair value is defined as the amount that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants and requires that assets and liabilities carried at fair value are classified and disclosed in the following three categories:

Level 1 —	Quoted prices for identical assets or liabilities in active markets

Level 2 —	Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets

Level 3 —	Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable

Assets and Liabilities Measured at Fair Value on a Recurring Basis

As of March 31, 2012 and 2013, our assets and liabilities measured at fair value on a recurring basis are summarized in the following table by the type of inputs applicable to the fair value measurements.

	Millions of Yen
Year ended March 31, 2012	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	¥429	—	—	¥429

Total assets	¥429	—	—	¥429

Liabilities:
Derivatives	—	¥(0)	—	¥(0)

Total liabilities	—	¥(0)	—	¥(0)

	Millions of Yen
Year ended March 31, 2013	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	¥440	—	—	¥440

Total assets	¥440	—	—	¥440

Liabilities:
Derivatives	—	—	—	—

Total liabilities	—	—	—	—

Level 1 investments are comprised solely of available-for-sale securities, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.

Derivative financial instruments are comprised of foreign exchange forward contracts. Level 2 derivatives are valued using quotes obtained from counterparties or third parties, which are periodically validated by pricing models using observable market inputs, such as foreign currency exchange rates and interest rates.

As of March 31, 2012 and 2013, KONAMI did not have any Level 3 financial instruments that were measured and reported at fair value on a recurring basis.